RESTRUCTURING AND OTHER RELATED COSTS (Tables)	12 Months Ended
Oct. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
A summary of total restructuring activity is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Accelerated share-based compensation expense	(1)	—	(1)
Accelerated depreciation expenses of ROU and machinery and equipment	—	(8)	(8)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36

Restructuring and related costs by statement of operations caption
A summary of the charges in the consolidated statement of operations resulting from the restructuring plan is shown below:

Year Ended
October 31,
2023
(in millions)
Cost of products and services	$11
Research and Development	6
Selling, general and administrative	29
Total restructuring costs	$46